OTHER LIABILITY (Details) € in Millions, CAD in Millions	Feb. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Other liabilities
Tenant allowance payable			CAD 9.0	CAD 7.8
Accretion charge			0.7
Foreign exchange translation			CAD 0.5
Austria
Other liabilities
Tenant allowance payable | €		€ 6.0
Tenant allowance paid | €	€ 6.0